Segments (Details) - Schedule of segment of the continuing operations - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 148,811,976	$ 164,392,555	$ 133,134,633
Cost of goods	114,531,512	127,873,515	103,890,824
Gross profit	34,280,464	36,519,040	29,243,809
Selling expenses	29,177,163	30,876,959	26,954,914
General and administrative expenses	15,668,684	8,187,176	10,897,629
Impairment of long-lived assets		148,795	228,506
Stock based compensation	10,360,000
Loss from operations	(20,925,383)	(2,693,890)	(8,837,240)
Depreciation and amortization	718,002	1,256,491	1,750,890
Total capital expenditures	304,016	299,473	392,788
Retail drugstores [Member]
Segment Reporting Information [Line Items]
Revenue	83,351,768	84,228,492	76,098,975
Cost of goods	56,551,607	57,290,850	53,093,226
Gross profit	26,800,161	26,937,642	23,005,749
Selling expenses	23,644,339	25,186,258	21,975,048
General and administrative expenses	13,800,110	6,736,566	9,088,152
Impairment of long-lived assets
Stock based compensation	10,360,000
Loss from operations	(21,004,288)	(4,985,182)	(8,057,451)
Depreciation and amortization	686,777	1,234,419	1,709,049
Total capital expenditures	303,312	296,562	392,788
Online Pharmacy [Member]
Segment Reporting Information [Line Items]
Revenue	32,385,089	30,219,364	22,485,919
Cost of goods	28,506,228	26,621,314	20,146,730
Gross profit	3,878,861	3,598,050	2,339,189
Selling expenses	4,266,799	3,972,465	2,770,997
General and administrative expenses	439,667	285,062	288,890
Impairment of long-lived assets
Stock based compensation
Loss from operations	(827,605)	(659,477)	(720,698)
Depreciation and amortization
Total capital expenditures
Drug Wholesale [Member]
Segment Reporting Information [Line Items]
Revenue	33,075,119	49,944,699	34,549,739
Cost of goods	29,473,677	43,961,351	30,650,868
Gross profit	3,601,442	5,983,348	3,898,871
Selling expenses	1,266,025	1,718,236	2,208,869
General and administrative expenses	1,425,852	1,136,092	1,487,303
Impairment of long-lived assets
Stock based compensation
Loss from operations	909,565	3,129,020	202,699
Depreciation and amortization	31,225	22,072	41,841
Total capital expenditures	704	2,911
Herb Farming [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of goods
Gross profit
Selling expenses
General and administrative expenses	3,055	29,456	33,284
Impairment of long-lived assets		148,795	228,506
Stock based compensation
Loss from operations	(3,055)	(178,251)	(261,790)
Depreciation and amortization
Total capital expenditures